Shareholder Fees - Reinhart Genesis PMV Fund	Sep. 28, 2026 USD ($)
Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Reinhart Genesis PMV Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0